Segment Information - Schedule of Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reportable segment revenue:
Total segment and consolidated revenue	$ 5,543	$ 6,776	$ 10,638
Reportable segment cost of revenue
Total segment and consolidated cost of revenues	6,553	6,319	9,498
Reconciling Items:
Selling, general and administrative expenses	(6,257)	(6,837)	(7,178)
Research development expenses	(642)	(853)	(476)
Impairment of long-lived assets		(138)	(951)
Other income/(expense)	2,023	1,251	(1,380)
Income tax expense
Net loss	(5,886)	(6,120)	(8,845)
Revenue – sales of products
Reportable segment revenue:
Total segment and consolidated revenue	2,503	4,802	8,626
Revenue – hosting service [Member]
Reportable segment revenue:
Total segment and consolidated revenue	52	366	1,303
Revenue – mining pool [Member]
Reportable segment revenue:
Total segment and consolidated revenue	69	308	676
Revenue – mining revenue [Member]
Reportable segment revenue:
Total segment and consolidated revenue	2,919	1,300	33
Cost of revenues – sales of products [Member]
Reportable segment cost of revenue
Total segment and consolidated cost of revenues	2,276	4,290	7,748
Cost of revenues – hosting service [Member]
Reportable segment cost of revenue
Total segment and consolidated cost of revenues	38	329	1,054
Cost of revenues – mining pool [Member]
Reportable segment cost of revenue
Total segment and consolidated cost of revenues	68	308	676
Cost of revenues – mining revenue [Member]
Reportable segment cost of revenue
Total segment and consolidated cost of revenues	$ 4,171	$ 1,392	$ 20